Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2018
Computer Equipment and Software
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life	3 years
Furniture, Fixtures, and Other
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life	5 years
Laboratory Equipment
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, useful life	Shorter of useful life or term of lease